Financial Assets Held for Trading at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2024
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Abstract]
Financial Assets Held for Trading at Fair Value through Profit or Loss
8.	Financial Assets Held for Trading at Fair Value through Profit or Loss:

The item detail is as follows:

	2024	2023
	MCh$	MCh$

Financial derivative contracts	2,303,353	2,035,540
Debt Financial Instruments	1,714,381	3,363,624
Other financial instruments	411,689	409,328
Total	4,429,423	5,808,492

(a)	The Bank as of December 31, 2024 and 2023, maintains the following portfolio of derivative instruments:

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair Value Assets
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forward	—	—	3,289,559	3,659,459	1,712,274	2,410,522	2,589,278	2,517,954	916,016	355,774	26,575	13,536	4,442	—	8,538,144	8,957,245	227,670	212,639
Interest rate swap	—	—	376,933	847,401	2,249,606	1,859,664	5,133,205	6,593,100	7,253,517	7,157,777	4,172,518	3,743,282	4,250,312	4,709,682	23,436,091	24,910,906	732,395	883,689
Interest rate and cross currency swap	—	—	107,571	167,667	249,871	305,181	2,198,760	987,931	2,164,528	2,724,924	1,449,064	1,112,311	2,686,049	2,410,153	8,855,843	7,708,167	1,338,086	934,466
Call currency options	—	—	11,551	7,019	42,692	26,243	57,908	87,429	11,340	7,325	—	—	—	—	123,491	128,016	4,949	3,435
Put currency options	—	—	10,208	3,012	16,989	24,464	23,301	51,132	—	6,558	—	—	—	—	50,498	85,166	253	1,311
Total	—	—	3,795,822	4,684,558	4,271,432	4,626,074	10,002,452	10,237,546	10,345,401	10,252,358	5,648,157	4,869,129	6,940,803	7,119,835	41,004,067	41,789,500	2,303,353	2,035,540
b)	The detail of Debt Financial Instruments is the following:

	2024	2023
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	1,217,317	2,799,442
Bonds and Promissory notes from the General Treasury of the Republic	278,140	227,871

Other instruments issued in Chile
Debt financial instruments from other domestic banks	217,948	336,311
Instruments issued Abroad
Financial instruments from foreign governments or Central Banks	976	—
Total	1,714,381	3,363,624

Under “Instruments issued by the Chilean Government and Central Bank of Chile” are classified instruments sold under repurchase agreements to clients and financial institutions, by an amount of Ch$10,038 million as of December 31, 2024 (as of December 31, 2023, the bank doesn´t maintain balances for this type of transactions). The repurchase agreements have an average maturity of 2 days at the end of the year 2024. As part of the FCIC program, instruments delivered as collateral are included for an approximate amount of Ch$245,620 million as of December 31, 2023. There is no collateral delivered as of December 31, 2024 for this concept given that the program came to an end on July 1, 2024.

Under “Other instruments issued in Chile” are included instruments sold under repurchase agreements to clients and financial institutions by an amount of Ch$89,223 million as of December 31, 2024 (Ch$121,586 million in December 2023). The repurchase agreements have an average maturity of 7 days at the end of the year 2024 (4 days in December 2023).

Additionally, the Bank has investments in own-issued letters of credit for an amount equivalent to Ch$998 million as of December 31, 2024 (Ch$1,733 million in December 2023), which are presented as a reduction of the liability item “Debt financial instruments issued”.

c)	The detail of other financial instruments is as follows:

	2024	2023
	MCh$	MCh$
Mutual fund investments
Funds managed by related companies	408,121	405,752
Funds managed by third-party	—	—

Equity instruments
Domestic equity instruments	1,039	2,058
Foreign equity instruments	—	485

Loans originated and acquired by the entity
Loans and advances to banks	—	—
Commercial loans	—	—
Residential mortgage loans	—	—
Consumer loans	—	—
Others	2,529	1,033
Total	411,689	409,328